Note 9 - Financial assets and liabilities held for trading (Tables)	6 Months Ended
Jun. 30, 2018
Financial assets and liabilities held for trading
Financial assets and liabilities held for traiding
Financial Assets and Liabilities Held-for-Trading (Millions of euros)
	Notes	June 2018	December 2017
ASSETS
Derivatives		35,277	35,265
Debt securities	6.2.1	26,953	22,573
Issued by Central Banks		1,174	1,371
Issued by public administrations		23,977	19,344
Issued by financial institutions		829	816
Other debt securities		972	1,041
Loans and advances to Central Banks	6.2.1	699	-
Loans and advances to credit institutions	6.2.1	13,588	-
Loans and advances to customers	6.2.1	9,251	56
Equity instruments	6.2.1	5,250	6,801
Total Assets		91,018	64,695
LIABILITIES
Derivatives		36,591	36,169
Short positions		12,240	10,013
Deposits		34,836
Total Liabilities		83,667	46,182